Financial investments - Summary of stages as indicated by IFRS 9 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 16,170,804	S/ 14,987,470
Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	15,837,629	14,674,225
Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	333,175	313,245
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	8,199,286	7,481,144
Corporate, leasing and subordinated bonds [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	7,866,111	7,167,899
Corporate, leasing and subordinated bonds [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	333,175	313,245
Peruvian Sovereign Bonds [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	5,704,970	4,527,274
Peruvian Sovereign Bonds [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	5,704,970	4,527,274
Negotiable certificates of deposit issued by BCRP [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,483,493	1,380,479
Negotiable certificates of deposit issued by BCRP [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,483,493	1,380,479
Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	668,073	794,998
Bonds guaranteed by the peruvian government [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	668,073	794,998
Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		319,058
Global bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		319,058
Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	114,982	267,436
Global bonds of the republic of colombia [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 114,982	267,436
Global bonds of the united mexican states [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		98,616
Global bonds of the united mexican states [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		98,616
Treasury Bonds of the United States of America [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		82,849
Treasury Bonds of the United States of America [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		82,849
Global bonds of the republic of chile [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		35,616
Global bonds of the republic of chile [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost		S/ 35,616